Financial instruments and Retirement benefit obligations	6 Months Ended
Jun. 27, 2026
Financial instruments and Retirement benefit obligations
Financial instruments and Retirement benefit obligations
7a.	Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount			Fair value
	27 June	31 December	28 June	27 June	31 December	28 June
	2026	2025	2025	2026	2025	2025	Fair value
	$m	$m	$m	$m	$m	$m	level
Financial assets measured at fair value
Forward foreign exchange contracts	54	33	2	54	33	2	Level 2
Investments	25	30	29	25	30	29	Level 1 & 3
Investments relating to deferred compensation arrangements	120	106	-	120	106	-	Level 1
Interest rate swaps	15	11	31	15	11	31	Level 2
Currency swaps	1	2	-	1	2	-	Level 2
	215	182	62	215	182	62
Financial assets not measured at fair value
Trade and other receivables	1,354	1,278	1,296
Cash and cash equivalents	754	557	676
	2,108	1,835	1,972
Total financial assets	2,323	2,017	2,034

Financial liabilities measured at fair value
Acquisition consideration - contingent	(286)	(107)	(89)	(286)	(107)	(89)	Level 3
Forward foreign exchange contracts	(8)	(15)	(36)	(8)	(15)	(36)	Level 2
Interest rate swaps	(3)	-	-	(3)	-	-	Level 2
Currency swaps	(1)	(2)	-	(1)	(2)	-	Level 2
	(298)	(124)	(125)	(298)	(124)	(125)
Financial liabilities not measured at fair value
Acquisition consideration - deferred	-	-	(9)
Bank overdrafts and loans	(19)	(8)	(17)
Corporate bond not in a hedge relationship	(1,395)	(1,394)	(1,493)
Corporate bond in a hedge relationship	(1,624)	(1,084)	(1,110)
Private placement debt not in a hedge relationship	(550)	(625)	(625)
Trade and other payables	(1,208)	(1,243)	(1,060)
	(4,796)	(4,354)	(4,314)
Total financial liabilities	(5,094)	(4,478)	(4,439)

The following table shows the book value and market value of corporate bonds and private placement debt.

	27 June 2026		31 December 2025		28 June 2025
	Book	Market	Book	Market	Book	Market
	value	value	value	value	value	value
	$ million	$ million	$ million	$ million	$ million	$ million
2030 USD corporate bond	897	802	897	810	996	875
2034 USD corporate bond	635	659	641	672	648	659
2027 USD corporate bond	349	351	349	354	348	354
2029 EUR corporate bond	571	594	591	617	611	623
2038 EUR corporate bond	567	580	-	-	-	-
Private placement debt	550	516	625	594	625	589

In January 2026, the Group transferred an investment with a fair value of $20m from Level 3 to Level 1 following the expiration of a value protection arrangement, after which the fair value was determined by reference to quoted market prices. There were no transfers between Levels 1 and 2 during the period. There were no transfers between Levels 1, 2 and 3 during the year ended 31 December 2025. For cash and cash equivalents, short-term loans and receivables, overdrafts and other short-term liabilities which have a maturity of less than three months, the book values approximate the fair values because of their short-term nature.

Long-term borrowings are measured in the balance sheet at amortised cost. The corporate bonds issued in October 2020, October 2022, March 2024 and June 2026 are publicly listed and a market price is available. The Group’s other long-term borrowings are not quoted publicly, their fair values are estimated by discounting future contractual cash flows to net present values at the current market interest rates available to the Group for similar financial instruments as at the year end. The fair value of the private placement notes is determined using a discounted cash flow model based on prevailing market rates.

Fair value of investments relating to deferred compensation arrangements is determined using unadjusted quoted market prices, and accordingly these investments are classified as Level 1 within the fair value hierarchy. The fair value of forward exchange contracts is calculated by reference to quoted market forward exchange rates for contracts with similar maturity profiles. The fair value of interest rate swaps is determined by reference to quoted market interest rates. The fair value of currency swaps is determined by reference to quoted market spot rates. As a result, foreign forward exchange contracts, interest rate swaps and currency swaps are classified as Level 2 within the fair value hierarchy.

The fair value of contingent acquisition consideration is estimated using a discounted cash flow model. The valuation model considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the possible scenarios, which relate to the achievement of established milestones and targets, the amount to be paid under each scenario and the probability of each scenario. As a result, contingent acquisition consideration is classified as Level 3 within the fair value hierarchy.

Fair value of quoted investments is determined using unadjusted quoted market prices, and accordingly these investments are classified as Level 1 within the fair value hierarchy. The fair value of unquoted investments is based upon third party pricing models for share issues. As a result, unquoted investments are considered Level 3 in the fair value hierarchy. The movements in the half year ended 27 June 2026 and the year ended 31 December 2025 for financial instruments measured using Level 3 valuation methods are presented below:

	27 June	31 December
	2026	2025
	$m	$m
Investments
At 1 January	30	9
Transferred to Level 1	(20)	-
Additions	2	2
Transferred from receivables	-	18
Fair value remeasurement	-	1
	12	30

Contingent acquisition consideration liability
At 1 January	(107)	(84)
Arising on acquisitions	(165)	-
Payments	1	6
Remeasurements	(15)	(29)
	(286)	(107)

7b.	Retirement benefit obligations

The discount rates applied to the defined benefit pension liabilities of the UK, Germany and Switzerland pension plans are determined based on the yield on bonds that have a credit rating of AA denominated in the currency in which the benefits are expected to be paid with a maturity profile approximately the same as the obligations.

Since 31 December 2025, the discount rate for UK has increased by 50 basis points to 6.0%, the discount rate for Germany has increased by 20 basis points to 4.6% and the discount rate for Switzerland has decreased by 5 basis points to 1.15%.

A remeasurement loss of $1m was recognised in Other Comprehensive Income (OCI) during the first half of 2026, reflecting actuarial movements in the present value of the pension obligations in the UK, Germany and Switzerland.